Employee Benefit Plans (Schedule of Health Care Costs Trend Rates) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Pre Medicare Eligible Claims [Member]
Defined Benefit Plan, Assumed Health Care Cost Trend Rates [Abstract]
Defined Benefit Plan, Health Care Cost Trend Rate Assumed for Next Fiscal Year	9.00%	9.00%
Defined Benefit Plan, Description of Direction and Pattern of Change for Assumed Health Care Cost Trend Rate	9% down to 5% in 2017	9% down to 5% in 2016
Defined Benefit Plan, Year that Rate Reaches Ultimate Trend Rate	2017	2016
Defined Benefit Plan, Ultimate Health Care Cost Trend Rate	5.00%	5.00%
Medicare Eligible Claims [Member]
Defined Benefit Plan, Assumed Health Care Cost Trend Rates [Abstract]
Defined Benefit Plan, Health Care Cost Trend Rate Assumed for Next Fiscal Year	9.00%	9.00%
Defined Benefit Plan, Description of Direction and Pattern of Change for Assumed Health Care Cost Trend Rate	9% down to 5% in 2017	9% down to 5% in 2015
Defined Benefit Plan, Year that Rate Reaches Ultimate Trend Rate	2017	2015
Defined Benefit Plan, Ultimate Health Care Cost Trend Rate	5.00%	5.00%